Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	May 04, 2016
Deferred tax assets:
Stock-based compensation	$ 29,379	$ 6,238,000
Tax credits	3,484,799	3,339,000
Deferred revenue		462,000
Start-up and organizational costs	270,652	275,000
Tax deductible Goodwill	354,831	404,000
Property and equipment	163,755	207,000
Other	224,910	283,000
Total deferred tax assets	4,528,326	11,208,000
Deferred tax liabilities:
Intangible Assets	(2,374,950)	(114,000)
Total deferred tax liabilities	(2,374,950)	(114,000)
Net deferred tax assets, excluding net operating loss carryforwards	2,153,376	11,094,000
Net operating loss carryforwards	50,713,527	61,076,000
Deferred tax assets, gross, noncurrent	52,866,903	72,170,000
Less valuation allowance	(52,866,903)	(72,170,000)
Total deferred tax assets (liabilities)